ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,321,118		¥ 636,052		$ 180,992
Restricted cash	5,222		33,901		715
Short-Term Investments	1,845,242		2,253,910		252,797
Inventory, net	36,401		24,596		4,987
Prepaid expenses and other current assets, net	431,829		638,248		59,160
Total current assets	3,639,812		3,586,707		498,651
Operating lease right-of-use assets	503,601		189,662		68,993
Property, equipment and software, net	670,237		533,531		91,822
Intangible assets, net	17,984		16,227		2,464
Land use right, net	25,762		26,568		3,529
Long-Term Investments	922,740		1,029,632		126,415
Goodwill	331		331		45
Deferred tax assets	0		11,312		0
Rental deposit	45,834		17,742		6,279
Other non-current assets	1,776		1,597		243
TOTAL ASSETS	5,828,077		5,413,309		798,441
Accrued expenses and other current liabilities	1,245,207		805,032		170,592
Deferred revenue, current portion	1,867,096		1,113,480		255,791
Operating lease liabilities, current portion	147,635		50,494		20,226
Income tax payable	665		4,278		91
Total current liabilities	3,260,603		1,973,284		446,700
Deferred revenue, non-current portion	218,797		124,141		29,975
Operating lease liabilities, non-current portion	344,609		137,652		47,211
Deferred tax liabilities	70,604		71,967		9,673
TOTAL LIABILITIES	3,894,613		2,307,044		$ 533,559
Net revenues	4,553,556	$ 623,835	2,960,813	¥ 2,498,214
Net Income (Loss)	(1,048,954)	(143,706)	(7,298)	13,172
Net cash generated from operating activities	258,007	35,347	353,697	54,545
Net cash (used in)/generated from investing activities	620,821	85,052	(423,978)	(158,385)
Net cash used in financing activities	(205,302)	$ (28,126)	(90,480)	0
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	496,489		232,653
Restricted cash	5,222		33,901
Short-Term Investments	593,393		1,367,078
Inventory, net	36,401		24,596
Prepaid expenses and other current assets, net	392,016		586,392
Total current assets	1,523,521		2,244,620
Operating lease right-of-use assets	460,193		158,054
Property, equipment and software, net	622,641		517,599
Intangible assets, net	17,984		16,227
Land use right, net	25,762		26,568
Long-Term Investments	727,571		768,182
Goodwill	331		331
Deferred tax assets	0		11,312
Rental deposit	33,688		11,041
Other non-current assets	1,424		1,024
Total non-current assets	1,889,594		1,510,338
TOTAL ASSETS	3,413,115		3,754,958
Accrued expenses and other current liabilities	811,879		484,222
Deferred revenue, current portion	1,867,096		1,113,480
Operating lease liabilities, current portion	114,471		34,401
Income tax payable	606		4,210
Total current liabilities	2,794,052		1,636,313
Deferred revenue, non-current portion	218,797		124,141
Operating lease liabilities, non-current portion	337,258		121,277
Deferred tax liabilities	70,316		71,850
Total non-current liabilities	626,371		317,268
TOTAL LIABILITIES	3,420,423		1,953,581
Net revenues	4,552,921		2,960,813	2,498,214
Net Income (Loss)	39,838		598,211	555,880
Net cash generated from operating activities	1,227,747		919,990	558,050
Net cash (used in)/generated from investing activities	896,344		(1,157,633)	(87,007)
Net cash used in financing activities	¥ 0		¥ 0	¥ 0